Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Restricted other invested assets related to securitization entities, at fair value	$ 399	$ 393	[1]	$ 376	[1]
Other liabilities, securitization entities	123	133		210
Borrowings related to securitization entities, at fair value	$ 71	$ 62	[1]	$ 48	[1]
Class A Common Stock, par value	$ 0.001	$ 0.001		$ 0.001
Class A common stock, shares authorized	1,500,000,000	1,500,000,000		1,500,000,000
Class A common stock, shares issued	581,000,000	580,000,000		579,000,000
Class A common stock, shares outstanding	493,000,000	492,000,000		491,000,000
Treasury stock, shares	88,000,000	88,000,000		88,000,000

[1]	See note 18 for additional information related to consolidated securitization entities.